Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.28%
ICE BofA US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.18%	3.17%	2.18%
Morningstar Equity Market Neutral Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.09%	6.80%	3.24%
A
Prospectus [Line Items]
Average Annual Return, Percent		3.97%	11.43%	6.77%
IS
Prospectus [Line Items]
Average Annual Return, Percent		10.27%	12.87%	7.54%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.50%	10.30%	6.05%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.08%	9.30%	5.54%

[1]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	ICE BofA US 3-Month Treasury Bill Index measures returns of three-month Treasury Bills.
[3]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar, as falling into the respective category indicated. They do not reflect any sales charges. Morningstar Equity Market Neutral Funds Category Average can be dollar-neutral, in which there is an equal dollar amount of stocks long and short, or beta-neutral, in which the aggregate market beta of the long positions is equal to that of the short positions.